Share-based Compensation - Options activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of shares
Outstanding at the beginning	48,740,000	41,220,000	31,010,000
Number of options granted	18,035,000	9,705,000	10,580,000
Number of options Exercised	(5,403,461)
Number of options Forfeited	(1,410,000)	(2,185,000)	(370,000)
Outstanding at the end	59,961,539	48,740,000	41,220,000	31,010,000
Weighted average exercise price per share
Outstanding at the beginning (in dollars per share)	$ 0.33	$ 0.33	$ 0.17
Granted (in dollars per share)	0.24	0.42	0.80
Exercised	0.14
Forfeited (in dollars per share)	0.31	0.62	0.35
Outstanding at the end (in dollars per share)	0.17	0.33	0.33	$ 0.17
Weighted average grant date fair value per share
Outstanding at the beginning (in dollars per share)	1.05	0.75	0.37
Granted (in dollars per share)	12.55	2.44	1.85
Exercised (in dollars per share)	0.68
Forfeited (in dollar per share)	7.21	1.52	0.76
Outstanding at the end (in dollars per share)	$ 4.40	$ 1.05	$ 0.75	$ 0.37
Weighted average remaining contractual term and Aggregate intrinsic value
Weighted average remaining contractual term	6 years 11 months 12 days	7 years 7 days	7 years 5 months 26 days	7 years 9 months 18 days
Outstanding at the beginning (in dollars)	$ 591,879	$ 93,889	$ 39,483
Outstanding at the end (in dollars)	364,287	591,879	93,889	$ 39,483
Difference between the exercise price of the underlying awards and the estimated fair value of the underlying stock	374,760	$ 608,251	$ 99,426
Share Option
Weighted average remaining contractual term and Aggregate intrinsic value
Unrecognized share-based compensation expense	$ 195,091
Weighted-average vesting period	1 year 6 months 21 days
2015 Plan
Number of shares
Outstanding at the beginning	48,740,000
Number of options granted	3,217,000
Outstanding at the end	59,961,539	48,740,000